Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Gross Carrying Amount	$ 62.5	$ 58.5
Accumulated Amortization	36.8	31.6
Net Carrying Amount	25.7	26.9
Customer Relationships [Member]
Gross Carrying Amount	23.9	31.0
Accumulated Amortization	21.7	10.0
Net Carrying Amount	2.2	21.0
Trademarks and Trade Names [Member]
Gross Carrying Amount	7.6	3.6
Accumulated Amortization	3.0	2.6
Net Carrying Amount	4.6	1.0
Other [Member]
Gross Carrying Amount	31.0	23.9
Accumulated Amortization	12.1	19.0
Net Carrying Amount	$ 18.9	$ 4.9